INCOME TAXES (Reasons for difference and related tax effects) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Income Taxes [Abstract]
Earnings before income taxes	$ (229,373)	$ 249,825
Applicable statutory tax rate	26.50%	26.60%
Income taxes at applicable statutory rate	$ (60,784)	$ 66,404
Effect of different tax rates on earnings of foreign subsidiaries	35,017	(79,229)
Income tax recovery and other adjustments related to prior taxation years	(1,417)	197
Tax Effect From Revaluation Of Deferred Tax Liabilities	(5,150)	(19,211)
Tax effect of tax losses	22,451	16,877
Effect of non-deductible expenses and other	5,792	4,978
Total income tax recovery	$ (4,091)	$ (9,984)
Average effective tax rate	1.80%	(4.00%)